Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 22,228	€ 14,129
Switzerland
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	21,100	13,300
Austria
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	500	400
Slovenia
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	300	300
Philippines
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 300	€ 200